SHAREHOLDERS' EQUITY - Share-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation
Share-based compensation expense	$ 27,580	$ 18,794	$ 9,750
Cash Settled DSU
Share-based Compensation
Share-based compensation expense	5,664	6,875	(934)
Equity-settled Long-term Incentive Plans
Share-based Compensation
Share-based compensation expense	22,924	13,789	9,720
Equity Swaps
Share-based Compensation
Share-based compensation expense	$ (1,008)	$ (1,870)	$ 964